RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10. RELATED PARTY TRANSACTIONS

For the nine months ended November 30, 2022, the Company had no repayments of net advances from its loan payable-related party. For the nine months ended November 30, 2021 the Company repaid net advances of $812,234. At November 30, 2022, the loan payable-related party was $203,276 and $193,556 at February 28, 2022. Included in the balance due to the related party at November 30, 2022 is $126,744 of deferred salary and interest, $108,000 of which bears interest at 12%. At February 28, 2022, included in the balance due to the related party is $110,700 of deferred salary and interest, $90,000 of which bears interest at 12%. The accrued interest included in loan at November 30, 2022 and November 30, 2021 was $12,420 and $540 respectively.

Pursuant to the amended Employment Agreement with its Chief Executive Officer, for the three months and nine months ended November 30, 2022, the Company accrued $138,000 and $362,500 of incentive compensation plan payable with a corresponding recognition of stock based compensation due to the expectation of additional awards being met. This will be payable in Series G Preferred Shares which are redeemable at the Company’s option at $1,000 per share. At November 30, 2022 and February 28, 2022 there was $842,000 and $479,500 of incentive compensation payable.

During the three months ended November 30, 2022 and 2021, the Company was charged $794,460 and $647,465, respectively for fees for research and development from a company partially owned by a principal shareholder.

During the nine months ended November 30, 2022 and 2021, the Company was charged $2,735,589 and $1,689,253, respectively for fees for research and development from a company partially owned by a principal shareholder.

9. RELATED PARTY TRANSACTIONS

For the years ended February 28, 2022 and February 28, 2021, the Company made net repayments of $803,394 and $693,049, respectively, to its loan payable-related party. At February 28, 2022, the loan payable-related party was $193,556 and $904,806 at February 29, 2020. As of February 28, 2022, included in the balance due to the related party is $108,000 of deferred salary and interest, $90,000 of which bears interest at 12%. At February 28, 2021 there was $883,710, with $642,000 bearing interest at 12%. The accrued interest included at February 28, 2022 was $2,700 (2021- $118,098).

Pursuant to the amended Employment Agreement with its Chief Executive Officer, the Company issued 1,500 shares of Series G Preferred Shares which are redeemable at the Company’s option at $1,000 per share and recorded $1,500,000 of stock based compensation. During the year ended February 28, 2022, the Company redeemed these shares for $1,500,000 and accrued $479,500 as incentive compensation plan payable with a corresponding recognition of stock based compensation due to the expectation of additional awards being met.

During the years ended February 28, 2022 and February 28, 2021, the Company was charged $2,258,819 and $121,973, respectively in consulting fees for research and development to a company partially owned by a principal shareholder.